MERCANTILE FUNDS, INC.

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Intermediate Tax-Exempt Bond Fund

National Tax-Exempt Bond Fund

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated September 30, 2003

to the Class A, Class B and Class C Shares

Prospectus dated September 30, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH SUCH PROSPECTUS.

Fees and Expenses

1. The table with respect to the Prime Money Market Fund in the section entitled “Fees and Expenses” on page 3 of the Prospectus is amended and restated in its entirety to read as follows:

Prime Money Market Fund
	Class A	Class B	Class C
Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None	4.50%[1]	1.00%[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%

Total Fund Operating Expenses[3]	0.94%	1.44%	1.44%

1 This amount applies if you sell your shares in the first year after purchase, gradually declines to 1% in the sixth year after purchase and is eliminated thereafter. After eight years, Class B Shares automatically convert to Class A Shares. See “Investing in the Funds – How Sales Charges Work.”

2 This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

3 Management Fees, Distribution and Service (12b-1) Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees and is reimbursing the Fund its Distribution and Service (12b-1) Fees with respect to Class A, Class B and Class C Shares. These fee waivers, as well as the reimbursement of Distribution and Service (12b-1) Fees, are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Distribution and Service (12b-1) Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers and the reimbursement of Distribution and Service (12b-1) Fees into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. In addition, the Fund may begin to assess Distribution and Service (12b-1) Fees at any time.

	Prime Money Market Fund
	Class A	Class B	Class C
Management Fees	0.207%	0.207%	0.207%
Distribution and Service (12b-1) Fees	0.500%	1.000%	1.000%
Other Expenses	0.168%	0.168%	0.168%
Reimbursement of Distribution and Service (12b-1) Fees by the Advisor	(0.500)%	(1.000)%	(1.000)%

Total Annual Fund Operating Expenses	0.375%	0.375%	0.375%

2. The table with respect to the Government Money Market Fund in the section entitled “Fees and Expenses” on page 5 of the Prospectus is amended and restated in its entirety to read as follows:

	Government Money Market Fund
	Class A	Class B	Class C
Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None	4.50%[1]	1.00%[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%

2

Total Fund Operating Expenses[3]	0.94%	1.44%	1.44%

1 This amount applies if you sell your shares in the first year after purchase, gradually declines to 1% in the sixth year after purchase and is eliminated thereafter. After eight years, Class B Shares automatically convert to Class A Shares. See “Investing in the Funds – How Sales Charges Work.”

2 This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

3 Management Fees, Distribution and Service (12b-1) Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees and is reimbursing the Fund its Distribution and Service (12b-1) Fees with respect to Class A, Class B and Class C Shares. These fee waivers, as well as the reimbursement of Distribution and Service (12b-1) Fees, are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Distribution and Service (12b-1) Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers and the reimbursement of Distribution and Service (12b-1) Fees into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. In addition, the Fund may begin to assess Distribution and Service (12b-1) Fees at any time.

	Government Money Market Fund
	Class A	Class B	Class C
Management Fees	0.207%	0.207%	0.207%
Distribution and Service (12b-1) Fees	0.500%	1.000%	1.000%
Other Expenses	0.168%	0.168%	0.168%
Reimbursement of Distribution and Service (12b-1) Fees by the Advisor	(0.500)%	(1.000)%	(1.000)%

Total Annual Fund Operating Expenses	0.375%	0.375%	0.375%

3. The table with respect to the Tax-Exempt Money Market Fund in the section entitled “Fees and Expenses” on page 7 of the Prospectus is amended and restated in its entirety to read as follows:

	Tax-Exempt Money Market Fund
	Class A	Class B	Class C
Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None	4.50%[1]	1.00%[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses	0.21%	0.21%	0.21%

Total Fund Operating Expenses[3]	0.96%	1.46%	1.46%

3

1 This amount applies if you sell your shares in the first year after purchase, gradually declines to 1% in the sixth year after purchase and is eliminated thereafter. After eight years, Class B Shares automatically convert to Class A Shares. See “Investing in the Funds – How Sales Charges Work.”

2 This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

3 Management Fees, Distribution and Service (12b-1) Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees and is reimbursing the Fund its Distribution and Service (12b-1) Fees with respect to Class A, Class B and Class C Shares. These fee waivers, as well as the reimbursement of Distribution and Service (12b-1) Fees, are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Distribution and Service (12b-1) Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers and the reimbursement of Distribution and Service (12b-1) Fees into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. In addition, the Fund may begin to assess Distribution and Service (12b-1) Fees at any time.

	Tax-Exempt Money Market Fund
	Class A	Class B	Class C
Management Fees	0.194%	0.194%	0.194%
Distribution and Service (12b-1) Fees	0.500%	1.00%	1.00%
Other Expenses	0.181%	0.181%	0.181%
Reimbursement of Distribution and Service (12b-1) Fees by the Advisor	(0.500)%	(1.000)%	(1.000)%

Total Annual Fund Operating Expenses	0.375%	0.375%	0.375%

4